Significant transactions - Other transactions (Details) - USD ($) $ / shares in Units, $ in Millions	May 17, 2016	Apr. 18, 2016	Feb. 01, 2016	Sep. 24, 2015
OneBeacon
Other significant transactions
Proceeds from sale of investments		$ 178.3
Amount of excess of fair value over the equity method carrying value accounted as additional paid-in surplus		22.1
Symetra
Other significant transactions
Proceeds from sale of investments			$ 559.8
Sale price of equity investment (in dollars per share)			$ 32.00
Sirius Global Solutions | Ashmere Insurance Company
Other significant transactions
Proceeds from sale of investments		$ 18.5
Sirius Global Solutions | Woodridge Insurance Company
Other significant transactions
Gain on sale of investments				$ 1.0
Sirius Global Solutions | FSA
Other significant transactions
Consideration	$ 15.8
Percentage of ownership interest acquired	100.00%